Nature of operations	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature of operations
1.	Nature of operations

The Company operated North American ginseng farms in Ontario, Canada, on which ginseng root was planted, cultivated and harvested. The Company sells ginseng in its primary markets of Hong Kong and China, and to a lesser extent Canada and the United States of America, through its wholly-owned subsidiaries.

The Company is publicly traded with no single shareholder holding a majority of the Company’s common shares. The largest shareholder of the Company is Wai Kee Holdings Limited (“Wai Kee”), a publicly traded Hong Kong based company, which owns 46% of the shares of the Company.

Going concern

The Company did not plant new crops in the previous three years and is expecting to cease operations in their current form after completing the sale of the remaining inventory from the 2011 harvest in 2012. After completion of such sales, the Company will not have a recurring source of revenue, other than interest income on its cash deposits. The Company is currently in a position to acquire and manage an operating business with growth opportunities, although the Company has not yet received an opportunity attractive enough to seriously consider.

As such, there is substantial doubt about the Company's ability to continue indefinitely as a going concern. However the Company’s financial statements were prepared on a going concern basis which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Should a liquidation plan be approved, the Company will adopt liquidation based accounting to prepare the Company's financial statements. The impact of adopting a liquidation basis accounting to prepare the financial statements is limited as the Company has stated the significant assets and liabilities at amounts which are not expected to significantly differ from their net realizable value.